TRADE RECEIVABLES - Summary of Maturities of Accounts Receivable (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Disclosure of accounts receivable [line items]
Assets:	$ 9,549,982	$ 8,221,493
Trade receivables | 0 to 30 days
Disclosure of accounts receivable [line items]
Assets:	2,310,086	1,853,176
Trade receivables | 31 to 60 days
Disclosure of accounts receivable [line items]
Assets:	428,544	279,899
Trade receivables | 61 to 90 days
Disclosure of accounts receivable [line items]
Assets:	94,577	134,728
Trade receivables | More than 90 days
Disclosure of accounts receivable [line items]
Assets:	636,057	1,134,285
To expire
Disclosure of accounts receivable [line items]
Assets:	$ 6,080,718	$ 4,819,405